SHARE CAPITAL (Tables)	12 Months Ended
Feb. 29, 2024
Share Capital
Disclosure of detailed information about stock options outstanding [Table Text Block]
	Options	Weighted average
		exercise price
		$
Balance, February 28, 2022	14,339,775	2.00
Granted	1,800,000	4.10
Exercised	(3,442,589)	1.32
Cancelled/Expired	(717,970)	2.67
Balance, February 28, 2023	11,979,216	2.47
Granted	75,000	2.73
Exercised	(540,600)	1.47
Forfeited	(465,000)	3.74
Cancelled/Expired	(159,850)	3.37
Balance, February 29, 2024	10,888,766	2.46

Disclosure of detailed information about options outstanding and exercisable [Table Text Block]
Number of options	Number of options
outstanding	exercisable	Exercise price	Remaining life	Expiry date
		$	(years)
166,750	166,750	2.24	0.15	23-Apr-24(1)
200,000	200,000	0.25	0.94	4-Feb-25
1,729,167	1,729,167	1.28	1.55	17-Sep-25
51,515	51,515	1.03	1.78	9-Dec-25
5,758,334	5,758,334	2.17	2.28	10-Jun-26
1,323,000	1,323,000	3.63	2.97	16-Feb-27
250,000	250,000	1.91	3.35	4-Jul-27
150,000	150,000	2.14	3.60	4-Oct-27
1,185,000	1,185,000	4.85	3.93	2-Feb-28
75,000	50,000	2.73	4.39	18-Jul-28
10,888,766	10,863,766

Disclosure of detailed information about inputs used in measurement of fair value at grant date [Table Text Block]
	Year ended
	February 29, 2024	February 28, 2023
Exercise price	2.73	4.10
Expected volatility	101.12%	104.40%
Risk-free interest rate	3.76%	2.96%
Forfeiture rate	4.05%	3.44%
Expected life	5 years	5 years
Dividend yield	Nil	Nil

Disclosure of detailed information about RSU transactions [Table Text Block]
RSU transactions are summarized as follows:
Number of RSUs
Balance, February 28, 2022	2,900,000
Granted	2,795,000
Balance, February 28, 2023	5,695,000
Granted	75,000
Vested	(2,900,000)
Forfeited	(40,000)
Balance, February 29, 2024	2,830,000

Disclosure of detailed information about restricted share units [Table Text Block]
Number of RSUs	Remaining life	Vesting Date
	(years)
225,000	0.35	July 4, 2024
150,000	0.60	October 4, 2024
2,380,000	0.93	February 2, 2025
75,000	1.38	July 18, 2025
2,830,000

Disclosure of detailed information about performance share units [Table Text Block]
Number of PSUs
Balance, February 28, 2022	-
Granted	2,000,000
Balance, February 28, 2023 and February 29, 2024	2,000,000

Disclosure of detailed information about changes of warrants outstanding [Table Text Block]
		Weighted average
	Warrants	exercise price
		$
Balance, February 28, 2022	28,792,928	3.18
Issued	82,650	3.00
Exercised	(2,966,282)	3.15
Balance, February 28, 2023	25,909,296	3.18
Issued	10,150	3.00
Exercised	(26,307)	1.75
Expired	(5,791,893)	4.00
Balance, February 29, 2024	20,101,246	2.95

Disclosure of detailed information about common share purchase warrants outstanding [Table Text Block]
Number of warrants	Exercise price	Remaining life	Expiry date**
	$	(years)
2,956,250	3.00	0.16	April 29, 2024
16,507,535	3.00	0.20	May 11, 2024
398,833*	1.379	0.16	April 27, 2024
233,605*	1.379	0.20	May 12, 2024
5,023*	1.379	0.20	May 13, 2024
20,101,246